Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Total	Number of Shares [member]		Issued Capital [member]	Share Purchase Warrants Reserve [member]	Share Purchase Options Reserve [member]	Reserves Restricted Share Units Reserve [member]	LTI revaluation reserve (net of tax) [member]		Total Reserves [member]		Retained Earnings [member]
Balance at beginning of period at Dec. 31, 2017		$ 4,899,664			$ 3,472,029	$ 83,077	$ 28,799	$ 5,178	$ (40,047)	[1]	$ 77,007		$ 1,350,628
Balance, shares at beginning of period at Dec. 31, 2017		442,724,309	442,724,000
Total comprehensive income
Net earnings		$ 427,115											427,115
OCI	[1]	(42,647)							(42,647)		(42,647)
Total comprehensive income (loss)		384,468							(42,647)	[1]	(42,647)		427,115
Income tax recovery (expense)		14,389			14,389
SBC expense	[1]	5,432					2,401	3,031			5,432
Options exercised	[1]	$ 878			1,076		(198)				(198)
Options exercised, shares		46,800	47,000	[1]
RSUs released	[1]				2,239			(2,239)			(2,239)
RSUs released, shares		104,178	104,000	[1]
Dividends (Note 19.2)		$ (132,915)			26,704								(159,619)
Dividends (Note 19.2), shares		1,461,074	1,461,000
Realized gain on disposal of LTIs (Note 16)		$ 34,061							(29,462)	[1]	(29,462)	[1]	29,462	[1]
Balance end of period at Dec. 31, 2018		$ 5,171,916			$ 3,516,437	83,077	31,002	5,970	(112,156)	[1]	7,893		1,647,586
Balance, shares at end of period at Dec. 31, 2018		444,336,361	444,336,000		444,336,361
Total comprehensive income
Net earnings		$ 86,138											86,138
OCI	[1]	152,313							152,313		152,313
Total comprehensive income (loss)		238,451							152,313	[1]	152,313		86,138
Income tax recovery (expense)		376			$ 376
SBC expense	[1]	5,691					2,474	3,217			5,691
Options exercised	[1]	$ 39,473			48,939		(9,466)				(9,466)
Options exercised, shares		2,039,735	2,040,000	[1]
RSUs released	[1]				2,782			(2,782)			(2,782)
RSUs released, shares		133,670	134,000	[1]
Dividends (Note 19.2)		$ (129,987)			30,669								(160,656)
Dividends (Note 19.2), shares		1,261,667	1,261,000
Realized gain on disposal of LTIs (Note 16)		$ (7,282)							7,052	[1]	7,052	[1]	(7,052)	[1]
Balance end of period at Dec. 31, 2019		$ 5,325,920			$ 3,599,203	$ 83,077	$ 24,010	$ 6,405	$ 47,209	[1]	$ 160,701		$ 1,566,016
Balance, shares at end of period at Dec. 31, 2019		447,771,433	447,771,000		447,771,433

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.